Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Equity
14.	Equity

Common Stock

Authorized

As of September 30, 2024, and December 31, 2023, the Company had 300,000,000 common stock authorized, each having a par value of $0.0001.

Issued and outstanding

As of September 30, 2024, and December 31, 2023, the Company had 49,376,039 and 17,329,615 shares issued and outstanding, respectively.

Transactions during the nine months ended September 30, 2024

On April 30, 2024, the Company issued 950,000 common stock on acquisition of License #2 and $492,945 was recognized in equity. A total of $95 was recognized in common stock and the remainder of $492,850 to additional paid in capital (Note 8). These shares are unregistered and restricted from trading as disclosed in Note 8.

On May 3, 2024, the Company committed to issue 2,450,000 fully vested shares for the acquisition of License #2. As at September 30, 2024, 1,225,000 of these shares have been issued. A total of $1,117,833 was recognized in equity in relation to the issuance of these shares, of which $123 was recognized in common stock and the remainder of $1,117,710 to additional paid in capital (Note 8). These shares are unregistered and restricted from trading as disclosed in Note 8.

On August 2, 2024, the Company issued 1,299,999 shares as consideration for purchasers who entered into the Securities Purchase Agreement (Note 13). Transaction costs of $51,942 were associated with this share issuance. A total of $325,819 was recognized in equity, of which $130 was recognized in common stock and the remainder of $325,689 to additional paid in capital.

On September 24, 2024, the Company issued 8,900,000 shares of the Company’s common stock and 19,671,425 pre-funded warrants in lieu of shares of common stock, along with 51,142,850 common stock purchase warrants. The purchasers had the option to elect to purchase pre-funded warrants in lieu of common shares in order to avoid exceeding the Beneficial Ownership Limitation, which is 4.99% (or 9.99% upon election of the holder prior to the issuance of any warrants) of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon exercise of the warrant. The pre-funded warrants had an exercise price of $0.0001, had no expiry date and had a cashless exercise provision. All pre-funded warrants were exercised by September 30, 2024. The purchase price of each share of common stock and accompanying warrants was $0.28, and the purchase price of each pre-funded warrant and accompanying warrants was equal to such price minus $0.0001. Share issuance costs of $955,000 were associated with this offering. A total of $7,045,000 was recognized in equity, of which $2,857 was recognized in common stock and the remainder of $7,042,143 to additional paid in capital.

Transactions during the nine months ended September 30, 2023

On January 6, 2023, the Company issued 62,500 common stock upon the exercise of 62,500 stock options with an exercise price of $0.60 per common stock for $37,500, of which $6 was recognized in common stock and the remaining $37,494 in additional paid-in capital.

On March 2, 2023, the Company issued 250,000 common stock and 250,000 common stock purchase warrants for $750,000, of which $25 was recognized in common stock and the remaining $749,975 in additional paid-in capital. These warrants are accounted for as equity warrants.

On April 14, 2023, the Company issued 97,681 common stock, of which $10 was recognized in common stock and the remaining $293,579 in additional paid-in capital.

On May 15, 2023, the Company issued 10,000 common stock, of which $1 was recognized in common stock and the remaining $29,999 was recognized in additional paid-in capital.

On August 25, 2023, the Company issued 46,666 common stock, of which $5 was recognized in common stock and the remaining $139,995 was recognized in additional paid-in capital.

On September 13, 2023, the Company issued 83,882 common stock and 99,998 common stock purchase warrants, of which $8 was recognized in the common stock and the remaining $249,996 was recognized in additional paid-in capital. These warrants are accounted for as equity warrants.

Preferred Stock

Authorized

As of September 30, 2024, and December 31, 2023, the Company had 75,000,000 of all preferred stock authorized, each having a par value of $0.0001 per stock.

The holders of Preferred Stock shall have the right to convert their shares of Preferred Stock, at any time, into shares of Common Stock at a conversion price of 1:1. Upon IPO, all preferred shares were converted into common stock on November 21, 2023.

Issued and outstanding

As at September 30, 2024, and December 31, 2023, the Company had Nil preferred stock issued and outstanding.

Transactions during the nine months ended September 30, 2024, and 2023

There were no preferred stock transactions during the nine months ended September 30, 2024, and 2023.

Equity Warrants

Transactions during the nine months ended September 30, 2024.

On September 24, 2024, with each of the 28,571,425 shares of common stock or pre-funded warrants issued on the same date, the Company also issued one Series A Warrant (the “Series A Warrants”) and one Series B Warrant (the “Series B Warrants”). The Series A Warrants will be exercisable beginning on the date of completion of the requisite waiting period following the filing of the Information Statement related to the approval by the stockholders of the Company (the “Initial Exercise Date” or “Shareholder Approval Date”) of the issuance of shares upon exercise of the Warrants, among other things (the “Shareholder Approval”). The Initial Exercise Date was October 30, 2024. The Series B Warrants will be exercisable beginning on the Shareholder Approval Date. The Series A Warrants will expire on the five-year anniversary of the Initial Exercise Date and the Series B Warrants will expire on the two and one-half-year anniversary of the Initial Exercise Date.

The exercise price of the Series A and Series B Warrants shall be $0.38, subject to adjustments, including the following:

A.	On the day that is the eleventh trading day following the Initial Exercise Date (the “Reset Date”), the exercise price shall be adjusted to equal the reset price (the “Reset Price”), which is the greater of:

(i)	the lowest daily volume-weighted average price (“VWAP”) during the 10-day period following the Initial Exercise Date (the “Reset Period”); and

(ii)	the floor price in effect as of the Reset Date, being a price equal to $0.056 (the “Floor Price”).

B.	Upon reset of the Series A and Series B Warrants’ exercise price, the number of Series A and Series B Warrants and the number of common shares issuable shall be increased such that the aggregate exercise price (“Initial Exercise Value”) on the issuance date shall remain unchanged following such reset.

Furthermore, holders of the Series B Warrants may effect an “alternative cashless exercise”. In such an event, the aggregate number of common shares issuable in such alternative cashless exercise shall equal the product of (i) the aggregate number of common shares that would be issuable upon exercise of a Series B Warrant if such exercise were by means of a cash exercise rather than a cashless exercise, multiplied by (ii) 3.0.

On September 24, 2024, the Company issued 1,428,571 placement agent warrants to the placement agent in connection with the financing that closed on the same date (the “Placement Agent Warrants”). These Placement Agent Warrants have an exercise price of $0.336 and shall expire three and a half years from issuance. As these warrants are accounted for as equity warrants, they have no net impact on the consolidated statement of changes in stockholders’ equity.

Transactions during the nine months ended September 30, 2023

On March 2, 2023, the Company issued 250,000 common stock and 250,000 common stock purchase warrants. Each warrant is exercisable at $3.00 per common stock. The warrants are exercisable, in whole or in part at the issue date but such exercisability shall cease upon the date of the Company’s IPO and listing of its common stock on the Nasdaq Capital Market or other Trading Market (as defined below) and shall continue to be exercisable in whole or in part immediately after the Lock-up Period but no later than the Warrant Expiration Date or Accelerated Warrant Expiration Date (the period in which these warrants are exercisable, the “Exercise Period”). In the event of the Company’s initial public offering and listing of shares of its common stock on a Trading Market, the Company shall notify the holder at least fifteen (15) calendar days prior to the consummation of such IPO. “Trading Market” shall mean a "national securities exchange" that has registered with the SEC under Section 6 of the Exchange Act. The Expiration Date shall be the earlier of (i) three years and one hundred eighty (180) days from the issue date (the “Warrant Expiration Date”) or (ii) upon the Company’s reasonable judgment and written notice to the purchaser, of the Company’s option to accelerate the Warrant Expiration Date whereby upon purchaser’s receipt of the Company’s written notice of acceleration during the Exercise Period, the Purchaser’s option to exercise any number of warrants shall occur no later than fourteen (14) days following the receipt of the written notice of acceleration (the “Accelerated Warrant Expiration Date”). For the avoidance of doubt, it shall be reasonable for the Company to accelerate the Expiration Date of this warrant to coincide with transactions including, but not limited to (i) a change of control including but not limited to the voluntary or involuntary sale, assignment, transfer or other disposition, or transfer by operation of law, of more than 50% of any direct or indirect equity interest of the Company; or (ii) a subsequent capital financing other than the IPO consisting of but not limited to an offer or proposal for, or indication of interest in, the issuance of debt or the capital stock of the Company.

On September 13, 2023, the Company issued 83,332 common stock and 99,998 common stock purchase warrants. Each warrant is exercisable at $3.00 per common stock. The Warrants shall be exercisable, in whole or in part immediately upon issuance, but such exercisability shall cease upon the date of the Company’s initial public offering (the “IPO”) and listing of its common stock on the Nasdaq Capital Market or other Trading Market (as defined herein) and will only become exercisable after the expiration of one hundred eighty (180) days following the Company’s initial public offering (the “Lock-up Period”). The expiration date shall be three years and one hundred eighty (180) days following the issuance of the Warrant Shares.

As of September 30, 2024, the following equity warrants were outstanding:

Outstanding		Expiry date	Weighted average exercise price ($)
250,000		August 28, 2026	3.00
99,998		March 12, 2027	3.00
28,571,425	[1]	October 30, 2029	0.38	[1]
28,571,425	[2]	April 30, 2027	0.38	[2]
1,428,571		March 24, 2028	0.34
58,921,419			0.39

[1]	As of the Reset Date, the exercise price of the Series A Warrants has been adjusted to the Floor Price of $0.056. In addition, the number of Series A Warrants outstanding was adjusted to 193,877,526 such that the Initial Exercise Value on the issuance date remained unchanged.

[2]	As of the Reset Date, the exercise price of the Series B Warrants has been adjusted to the Floor Price of $0.056. In addition, the number of Series B Warrants outstanding was adjusted to 188,194,300 such that the Initial Exercise Value on the issuance date remained unchanged.

As of September 30, 2024, and December 31, 2023, the weighted average life of equity warrants outstanding was 3.81 and 2.81 years, respectively.

Stock Options

The Company has a stock option plan included in the Company’s 2020 Equity Incentive Plan (the “Plan”) where the Board of Directors or any of its committees can grant Incentive Stock Options, Nonstatutory Stock Options, and Restricted Stock to employees, advisors and directors of the Company. As of December 31, 2023 and 2022, the aggregate number of shares allocated and made available for issuance pursuant to stock options granted under the Plan shall not exceed 1,734,188 shares. The plan shall remain in effect until it is terminated by the Board of Directors.

Transactions during the nine-month ended September 30, 2024

In January 2024, the Company granted 12,500 stock options with a contractual life of ten years and an exercise price of $5.00 per common stock. These stock options were valued at $16,178 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

On March 6, 2024, the Company granted 80,000 stock options with a contractual life of ten years and an exercise price of $1.00 per common stock. These stock options were valued at $52,845 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

Transactions during the nine-month ended September 30, 2023

On February 1, 2023, the Company granted 10,000 stock options with a contractual life of ten years and an exercise price of $5.00 per common stock. These stock options were valued at $10,767 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

From May 12, 2023, to June 30, 2023, the Company granted 222,500 stock options (includes 80,000 each to two of its newly appointed independent directors) with a contractual life of ten years and an exercise price of $5.00 per common stock. These stock options were valued at $584,787 using the Black-Scholes Option Pricing Model. The options vest 25% on the first vesting date and the remaining 75% vest evenly over 36 months thereafter.

On June 30, 2023, the Company cancelled and reissued 80,000 options previously issued to an advisor of the Company upon their appointment as a director effective June 1, 2023. The cancelled and re-issued options had the same exercise price of $5.00 per common stock and the same vesting terms and expiry date, and as such the cancellation and reissuance had no impact on the Company’s consolidated financial statements.

On July 1, 2023, the Company granted 1,500 stock options with a contractual life of ten years and an exercise price of $5.00 per common stock. These stock options were valued at $3,940 using the Black-Scholes Option Pricing Model. The options vest 25% on the first vesting date and the remaining 75% vest evenly over 36 months thereafter.

The following assumptions were used in the Black-Scholes option pricing model:

	September 30, 2024	December 31, 2023
Risk-free interest rate	3.95% – 4.19%	3.39% –3.86%
Expected life	10 years	10 years
Expected dividend rate	0.00%	0.00%
Expected volatility	100%	100%
Forfeiture rate	0.00%	0.00%

The continuity of stock options for the nine months ended September 30, 2024, and December 31, 2023, is summarized below:

	Number of stock options	Weighted average exercise price
Outstanding, December 31, 2022	1,366,167	1.08
Granted	234,000	5.00
Forfeited	(14,583)	0.60
Exercised	(62,500)	0.60
Outstanding, December 31, 2023	1,523,084	1.71
Granted	92,500	1.54
Forfeited	(394,990)	2.20
Exercised	-	-
Outstanding, September 30, 2024	1,220,594	1.52

As of September 30, 2024, the following options were outstanding, entitling the holders thereof the right to purchase one common stock for each option held as follows:

Outstanding	Vested	Expiry date	Weighted average exercise price ($)
816,677	763,203	February 8, 2031	0.60
35,417	35,417	February 27, 2031	0.60
5,000	3,021	April 25, 2032	0.60
16,000	9,000	June 1, 2032	1.34
16,000	8,000	September 30, 2032	1.34
80,000	40,000	September 30, 2032	5.00
10,000	4,792	October 15, 2032	1.34
5,000	2,292	November 1, 2032	5.00
10,000	3,958	March 2, 2033	5.00
50,000	16,666	April 16, 2033	5.00
80,000	28,333	May 1, 2033	5.00
10,000	3,125	June 27, 2033	5.00
1,500	438	July 1, 2033	5.00
5,000	-	February 12, 2034	5.00
80,000	-	March 5, 2034	1.00
1,220,594	918,245

As of September 30, 2024, and December 31, 2023, the weighted average life of stock options outstanding was 7.03 years and 7.84 years, respectively.

During the nine months ended September 30, 2024, and 2023, the Company recorded $57,521 and $346,549, respectively, in share-based compensation expense, of which $53,977 and $3,543, and $337,551 and $8,998, respectively is included in office and administration and research and development, respectively.

12.	Equity

Common Stock

Authorized

As of December 31, 2023 and December 31, 2022, the Company had 300,000,000 and 19,000,000 common stock authorized, respectively, each having a par value of $0.0001.

Issued and outstanding

As of December 31, 2023 and 2022, the Company had 17,329,615 and had 9,568,475 shares issued and outstanding, respectively

Transactions during the year ended December 31, 2023

On January 6, 2023, the Company issued 62,500 common stock upon the exercise of 62,500 stock options with an exercise price of $0.60 per common stock for $37,500, of which $6 was recognized in common stock and the remaining $37,494 in additional paid-in capital.

On March 2, 2023, the Company issued 250,000 common stock and 250,000 common stock purchase warrants for $750,000, of which $25 was recognized in common stock and the remaining $749,975 in additional paid-in capital. These warrants are accounted for as equity warrants.

On April 14, 2023, the Company issued 97,861 common stock, of which $10 was recognized in common stock and the remaining $293,579 in additional paid-in capital.

On May 15, 2023, the Company issued 10,000 common stock, of which $1 was recognized in common stock and the remaining $29,999 was recognized in additional paid-in capital.

On August 25, 2023, the Company issued 46,666 common stock, of which $5 was recognized in common stock and the remaining $139,995 was recognized in additional paid-in capital.

On September 13, 2023, the Company issued 83,882 common stock and 99,998 common stock purchase warrants, of which $8 was recognized in the common stock and the remaining $249,996 was recognized in additional paid-in capital. These warrants are accounted for as equity warrants.

On November 21, 2023, the Company completed its IPO and issued 1,500,000 common shares, of which $150 was recognized in common stock and the remaining $5,999,850 was recognized in additional paid in capital. The gross proceeds of the offering were $6,000,000. The Company issued 75,000 underwriter warrants in connection with the IPO exercisable at $4 per warrant (Note 11). Additionally, the 213,730 series 1 preferred shares, 3,635,252 series 2 preferred shares, and 1,861,799 series A preferred shares were converted to common shares on a 1:1 basis. This conversion resulted in accordance with the original terms of the preferred shares and as such no gain or loss were recorded on the conversion. This resulted in the Company issuing a total of 5,710,781 common shares. In connection with the IPO financing, the Company paid share issuance costs of $762,194 consisting of $730,000 in underwriting fees, and $32,194 in other directly related expenses. The Company also incurred listing expenses in the amount of $450,079 in connection with its IPO.

Transactions during the year ended December 31, 2022

On December 13, 2022, the Company issued 41,667 common stock upon the exercise of 41,667 stock options with an exercise price of $0.60 per common stock for $25,000, of which $5 was recognized in common stock and the remaining $24,995 in additional paid-in capital.

Preferred Stock

Authorized

As of December 31, 2023, the Company had 75,000,000 of all preferred stock authorized, each having a par value of $0.0001 per stock

As of December 31, 2022, the Company had 213,730 stock of Series Seed 1 preferred stock authorized, each having a par value of $0.0001 per stock.

As of December 31, 2022, the Company had 3,635,252 stock of Series Seed 2 preferred stock authorized, each having a par value of $0.0001 per stock.

As of December 31, 2022, the Company had 2,982,003 stock of Series A preferred stock authorized, each having a par value of $0.0001 per stock.

The holders of Preferred Stock shall have the right to convert their shares of Preferred Stock, at any time, into shares of Common Stock at a conversion price of 1:1.

Issued and outstanding

As of December 31, 2023 and 2022, the Company had Nil and 213,730 Series Seed 1 preferred stock issued and outstanding, respectively.

As of December 31, 2023 and 2022, the Company had Nil and 3,635,252 Series Seed 2 preferred stock issued and outstanding, respectively.

As of December 31, 2023 and 2022, the Company had Nil and 1,861,799 Series A preferred stock issued and outstanding, respectively.

Transactions during the year ended December 31, 2023

On November 21, the Company completed its IPO and converted the 213,730 series 1 preferred shares, 3,635,252 series 2 preferred shares, and 1,861,799 series A preferred shares into common shares on a 1:1 basis.

Transactions during the year ended December 31, 2022

On July 15, 2022, the Company closed the first tranche of its Series A Financing and issued 1,090,029 Series A preferred shares for gross proceeds of $1,462,146, of which $109 was recognized in preferred stock and the remaining $1,462,037 in additional paid-in capital. In addition, the Company issued 231,828 Series A preferred shares and 231,828 common stock purchase warrants upon conversion of $186,584 of promissory notes and accrued interest, of which $23 was recognized in preferred stock, $55,701 as derivative liabilities at fair value, and the remaining $130,860 in additional paid-in capital.

On July 27, 2022, the Company closed the second tranche of its Series A Financing and issued 349,790 Series A preferred shares for gross proceeds of $469,207, of which $35 was recognized in preferred stock and the remaining $469,172 in additional paid-in capital.

On August 4, 2022, the Company closed the third tranche of its Series A Financing and issued 111,884 Series A preferred shares for gross proceeds of $150,080, of which $11 was recognized in preferred stock and the remaining $150,069 in additional paid-in capital.

On October 10, 2022, the Company closed the fourth tranche of its Series A Financing and issued 78,268 Series A Preferred shares for gross proceeds of $104,988, of which $8 was recognized in preferred stock and the remaining $104,980 in additional paid-in capital.

The Company incurred shared issuance cost of $33,132 in connection with its Series A Financing which has been recorded as a deduction from additional paid-in capital.

Equity Warrants

Transactions during the year ended December 31, 2023

On March 2, 2023, the Company issued 250,000 common stock and 250,000 common stock purchase warrants. Each warrant is exercisable at $3.00 per common stock. The warrants shall be exercisable, in whole or in part at the issue date but such exercisability shall cease upon the date of the Company’s IPO and listing of its common shares on the Nasdaq Capital Market or other Trading Market and shall continue to be exercisable in whole or in part immediately after the Lock-up Period but no later than the Warrant Expiration Date or Accelerated Warrant Expiration Date (the “Exercise Period”). In the event of the Company’s initial public offering and listing of shares of its common stock on a Trading Market, the Company shall notify the holder at least fifteen (15) calendar days prior to the consummation of such IPO. “Trading Market” shall mean a “national securities exchange” that has registered with the SEC under Section 6 of the Securities Exchange Act of 1934. The Expiration Date shall be the earlier of (i) three years and one hundred eighty (180) days from the issue date (the “Warrant Expiration Date”) or (ii) upon the Company’s reasonable judgment and written notice to the purchaser, of the Company’s option to accelerate the Warrant Expiration Date whereby upon purchaser’s receipt of the Company’s written notice of acceleration during the Exercise Period, the Purchaser’s option to exercise any number of warrants shall occur no later than fourteen (14) days following the receipt of the written notice of acceleration (the “Accelerated Warrant Expiration Date”). For the avoidance of doubt, it shall be reasonable for the Company to accelerate the Expiration Date of this warrant to coincide with transactions including, but not limited to (i) a change of control including but not limited to the voluntary or involuntary sale, assignment, transfer or other disposition, or transfer by operation of law, of more than 50% of any direct or indirect equity interest of the Company; or (ii) a subsequent capital financing other than the IPO consisting of but not limited to an offer or proposal for, or indication of interest in, the issuance of debt or the capital stock of the Company.

On September 13, 2023, the Company issued 83,332 common stock and 99,998 common stock purchase warrants. Each warrant is exercisable at $3.00 per common stock. The Warrants shall be exercisable, in whole or in part immediately upon issuance, but such exercisability shall cease upon the date of the Company’s initial public offering (the “IPO”) and listing of its Common Shares on the Nasdaq Capital Market or other Trading Market (as defined herein) and will only become exercisable after the expiration of one hundred eighty (180) days following the Company’s initial public offering (the “Lock-up Period”). The expiration date shall be three years and one hundred eighty (180) days following the issuance of the Warrant Shares.

Transactions during the year ended December 31, 2022.

There was no equity warrant activity during the year ended December 31, 2022.

As of December 31, 2023, the following equity warrants were outstanding:

Outstanding	Expiry date	Weighted average exercise price ($)
250,000	August 28, 2026	3.00
99,998	March 12, 2027	3.00
349,998		3.00

As of December 31, 2022, there were no equity warrants outstanding.

As of December 31, 2023, and December 31, 2022, the weighted average life of equity warrants outstanding was 2.81 and Nil years, respectively.

Stock Options

The Company has a stock option plan included in the Company’s 2020 Equity Incentive Plan (the “Plan”) where the Board of Directors or any of its committees can grant Incentive Stock Options, Nonstatutory Stock Options, and Restricted Stock to employees, advisors and directors of the Company. As of December 31, 2023 and 2022, the aggregate number of shares allocated and made available for issuance pursuant to stock options granted under the Plan shall not exceed 1,734,188 shares. The plan shall remain in effect until it is terminated by the Board of Directors.

Transactions during the year ended December 31, 2023

On February 1, 2023, the Company granted 10,000 stock options with a contractual life of ten years and an exercise price of $5.00 per common stock. These stock options were valued at $10,767 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

From May 12, 2023 to June 30, 2023, the Company granted 222,500 stock options (includes 80,000 each to two of its newly appointed independent directors) with a contractual life of ten years and an exercise price of $5.00 per common stock. These stock options were valued at $584,787 using the Black-Scholes Option Pricing Model. The options vest 25% on the first vesting date and the remaining 75% vest evenly over 36 months thereafter.

On June 30, 2023, the Company cancelled and reissued 80,000 options previously issued to an advisor of the Company upon their appointment as a director effective June 1, 2023. The cancelled and re-issued options had the same exercise price of $5.00 per common stock and the same vesting terms and expiry date, and as such the cancellation and reissuance had no impact on the Company’s consolidated financial statements.

On July 1, 2023, the Company granted 1,500 stock options with a contractual life of ten years and an exercise price of $5.00 per common stock. These stock options were valued at $3,940 using the Black-Scholes Option Pricing Model. The options vest 25% on the first vesting date and the remaining 75% vest evenly over 36 months thereafter.

Transactions during the year ended December 31, 2022

On April 25, 2022, the Company granted 45,000 stock options with a contractual life of ten years and exercise price of $0.60 per common stock. These stock options were valued at $11,617 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

From June 1, 2022 to November 1, 2022, the Company granted 262,000 stock options with a contractual life of ten years and exercise price of $1.34 per common stock. These stock options were valued at $317,652 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

From September 1, 2022 to December 12, 2022, the Company granted 105,000 stock options with a contractual life of ten years and exercise price of $5.00 per common stock. These stock options were valued at $115,868 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

The following assumptions were used in the Black-Scholes option pricing model:

	December 31, 2023	December 31, 2022
Risk-free interest rate	3.39% - 3.86%	2.81% - 4.07%
Expected life	10 years	10 years
Expected dividend rate	0.00%	0.00%
Expected volatility	100%	100%
Forfeiture rate	0.00%	0.00%

The continuity of stock options for the years ended December 31, 2023 and 2022 is summarized below:

	Number of stock options	Weighted average exercise price
Outstanding, December 31, 2021	1,133,334	$0.60
Granted	412,000	2.19
Forfeited	(137,500)	0.60
Exercised	(41,667)	0.60
Outstanding, December 31, 2022	1,366,167	1.08
Granted	234,000	5.00
Forfeited	(14,583)	0.60
Exercised	(62,500)	0.60
Outstanding, December 31, 2023	1,523,084	1.71

As of December 31, 2023, the following options were outstanding, entitling the holders thereof the right to purchase one common stock for each option held as follows:

Outstanding	Vested	Expiry date	Weighted average exercise price ($)
841,667	613,722	February 8, 2031	0.60
35,417	35,417	February 27, 2031	0.60
45,000	18,750	April 25, 2032	0.60
16,000	6,000	June 1, 2032	1.34
110,000	38,958	July 1, 2032	1.34
100,000	33,333	August 8, 2032	1.34
16,000	2,708	September 30, 2032	1.34
80,000	25,000	September 30, 2032	5.00
10,000	2,918	October 15, 2032	1.34
10,000	5,000	November 1, 2032	1.34
5,000	1,354	November 1, 2032	5.00
20,000	5,000	December 12, 2032	5.00
10,000	-	February 1, 2033	5.00
50,000	-	April 16, 2033	5.00
80,000	-	May 1, 2033	5.00
80,000	-	January 25, 2033	5.00
10,000	-	June 27, 2033	5.00
2,500	-	July 10, 2033	5.00
1,500	-	July 1, 2033	5.00
1,523,084	788,160		2.62

As of December 31, 2023 and 2022, the weighted average life of stock options outstanding was 7.84 years and 8.58 years, respectively.

During the years ended December 31, 2023 and 2022, the Company recorded $487,738 and $171,869, respectively, in share-based compensation expense, of which $476,905 and $10,833, and $164,907 and $6,962 , respectively is included in office and administration and research and development, respectively.